Segmented and geographic information, and major customers - Disclosure of segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 129,783	$ 20,002	$ 2,061
Trade and other receivables	8,856	7,132
Inventories	10,668	10,704
Prepaid expenses	2,542	2,876
Derivative instruments	4,773	0
Restricted cash	4,716	4,527
Investment in Joint Ventures	2,843	0
Property, plant and equipment	248,815	147,399
Total assets	412,996	192,640
Trade and other payables	38,819	37,333
Derivative instruments	0	709
Pre-payment facility	0	2,000
Credit facility	7,440	9,490
Term loan facility	48,230	0
Other long-term liabilities	2,446	1,658
Metals contract liability	41,026	35,804	$ 31,654
Silver contract liability	37,521	14,568
Convertible debenture	0	10,849
Royalty payable	2,753	2,762
Post-employment benefit obligations	2,131	3,892
Decommissioning provision	11,000	11,389
Deferred tax liabilities	13	48
Total liabilities	191,379	130,502
Revenue	117,934	100,188
Cost of sales	(84,863)	(82,740)
Depletion and amortization	(21,234)	(24,091)
Care and maintenance costs	(2,459)	(4,117)
Corporate general and administrative	(28,598)	(8,895)
Exploration costs	(6,066)	(5,971)
Accretion on decommissioning provision	(627)	(616)
Interest and financing income (expense)	(5,321)	(7,375)
Foreign exchange gain (loss)	(1,774)	(3,504)
Gain on disposal of assets	967	18
Impairment to property, plant and equipment	(10,400)	0
Loss on metals contract liabilities	(46,347)	(10,183)
Other gain (loss) on derivatives	6,316	(164)
Fair value loss on royalty payable	(351)	(875)
Income (loss) before income taxes	(82,823)	(48,325)
Income tax recovery (expense)	(4,623)	(679)
Net income (loss) for the year	(87,446)	(49,004)
Cosala Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	7,029	6,576
Trade and other receivables	6,513	5,485
Inventories	8,052	7,976
Prepaid expenses	734	745
Derivative instruments	0	0
Restricted cash	153	135
Investment in Joint Ventures	0	0
Property, plant and equipment	61,449	48,123
Total assets	83,930	69,040
Trade and other payables	14,289	12,650
Derivative instruments	0	0
Pre-payment facility	0	0
Credit facility	7,440	9,490
Term loan facility	0	0
Other long-term liabilities	673	0
Metals contract liability	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	2,770	2,129
Deferred tax liabilities	13	48
Total liabilities	25,185	24,317
Revenue	57,686	54,111
Cost of sales	(38,524)	(42,554)
Depletion and amortization	(6,098)	(8,651)
Care and maintenance costs	0	0
Corporate general and administrative	0	0
Exploration costs	(3,088)	(2,754)
Accretion on decommissioning provision	(216)	(236)
Interest and financing income (expense)	(175)	(311)
Foreign exchange gain (loss)	(3,064)	1,072
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0
Loss on metals contract liabilities	0	0
Other gain (loss) on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	6,521	677
Income tax recovery (expense)	(4,900)	(1,131)
Net income (loss) for the year	1,621	(454)
Galena Complex [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,990	1,390
Trade and other receivables	1,370	1,450
Inventories	2,513	2,625
Prepaid expenses	1,043	933
Derivative instruments	0	0
Restricted cash	53	53
Investment in Joint Ventures	2,843	0
Property, plant and equipment	165,587	74,935
Total assets	175,399	81,386
Trade and other payables	9,450	8,689
Derivative instruments	0	0
Pre-payment facility	0	2,000
Credit facility	0	0
Term loan facility	0	0
Other long-term liabilities	884	1,170
Metals contract liability	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	2,131	3,892
Decommissioning provision	4,173	5,346
Deferred tax liabilities	0	0
Total liabilities	16,638	21,097
Revenue	60,248	46,077
Cost of sales	(46,339)	(40,186)
Depletion and amortization	(11,686)	(11,822)
Care and maintenance costs	(558)	(581)
Corporate general and administrative	0	0
Exploration costs	(2,857)	(3,107)
Accretion on decommissioning provision	(238)	(219)
Interest and financing income (expense)	(379)	(408)
Foreign exchange gain (loss)	0	0
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	(10,400)	0
Loss on metals contract liabilities	0	0
Other gain (loss) on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	(12,209)	(10,246)
Income tax recovery (expense)	277	452
Net income (loss) for the year	(11,932)	(9,794)
Relief Canyon [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	204	35
Trade and other receivables	0	0
Inventories	103	103
Prepaid expenses	235	755
Derivative instruments	0	0
Restricted cash	4,510	4,339
Investment in Joint Ventures	0	0
Property, plant and equipment	20,420	23,686
Total assets	25,472	28,918
Trade and other payables	3,894	2,896
Derivative instruments	0	0
Pre-payment facility	0	0
Credit facility	0	0
Term loan facility	0	0
Other long-term liabilities	0	0
Metals contract liability	0	0
Silver contract liability	0	0
Convertible debenture	0	0
Royalty payable	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	4,057	3,914
Deferred tax liabilities	0	0
Total liabilities	7,951	6,810
Revenue	0	0
Cost of sales	0	0
Depletion and amortization	(3,221)	(3,446)
Care and maintenance costs	(1,901)	(3,536)
Corporate general and administrative	0	0
Exploration costs	(121)	(110)
Accretion on decommissioning provision	(173)	(161)
Interest and financing income (expense)	171	54
Foreign exchange gain (loss)	0	0
Gain on disposal of assets	967	18
Impairment to property, plant and equipment	0	0
Loss on metals contract liabilities	0	0
Other gain (loss) on derivatives	0	0
Fair value loss on royalty payable	0	0
Income (loss) before income taxes	(4,278)	(7,181)
Income tax recovery (expense)	0	0
Net income (loss) for the year	(4,278)	(7,181)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	120,560	12,001
Trade and other receivables	973	197
Inventories	0	0
Prepaid expenses	530	443
Derivative instruments	4,773	0
Restricted cash	0	0
Investment in Joint Ventures	0	0
Property, plant and equipment	1,359	655
Total assets	128,195	13,296
Trade and other payables	11,186	13,098
Derivative instruments	0	709
Pre-payment facility	0	0
Credit facility	0	0
Term loan facility	48,230	0
Other long-term liabilities	889	488
Metals contract liability	41,026	35,804
Silver contract liability	37,521	14,568
Convertible debenture	0	10,849
Royalty payable	2,753	2,762
Post-employment benefit obligations	0	0
Decommissioning provision	0	0
Deferred tax liabilities	0	0
Total liabilities	141,605	78,278
Revenue	0	0
Cost of sales	0	0
Depletion and amortization	(229)	(172)
Care and maintenance costs	0	0
Corporate general and administrative	(28,598)	(8,895)
Exploration costs	0	0
Accretion on decommissioning provision	0	0
Interest and financing income (expense)	(4,938)	(6,710)
Foreign exchange gain (loss)	1,290	(4,576)
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0
Loss on metals contract liabilities	(46,347)	(10,183)
Other gain (loss) on derivatives	6,316	(164)
Fair value loss on royalty payable	(351)	(875)
Income (loss) before income taxes	(72,857)	(31,575)
Income tax recovery (expense)	0	0
Net income (loss) for the year	$ (72,857)	$ (31,575)